UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Amy Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2008

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds

CTA/Managed Futures
Robeco Transtrend Diversified Fund LLC	6/1/2008	$ 30,000,000	$ 30,997,835	2.56%

Total CTA/Managed Futures		30,000,000	30,997,835	2.56

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	6/1/2008	30,000,000	28,930,247	2.39
Atlas Advantage Fund, L.P.	1/1/2008	20,000,000	17,171,174	1.42
Prism Partners III Leveraged, L.P.	3/1/2008	39,000,000	37,787,946	3.12

Total Equity Long/Short - High Hedge		89,000,000	83,889,367	6.93

Equity Long/Short - Opportunistic
Algebris Global Financials Fund L.P. (a)	10/1/2006	10,500,000	12,082,305	1.00
Blackstone Kailix Fund L.P.	10/1/2006	28,000,000	22,388,495	1.85
Delta Fund Europe, LP	9/1/2006	26,000,000	23,167,976	1.91
East Side Capital, L.P.	1/1/2006	32,200,000	29,965,784	2.48
H.I.G. Brightpoint Capital Global Partners, L.P.	2/1/2008	41,000,000	34,027,063	2.81
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	28,700,000	33,615,511	2.78
Karsch Capital II, LP (a)	1/1/2006	21,000,000	21,125,154	1.74
Lansdowne Global Financials Fund, L.P.	1/1/2006	27,827,915	27,029,593	2.23
Seligman Tech Spectrum Fund LLC (a)	11/1/2007	15,000,000	14,395,769	1.19
Visium Balanced Fund, LP	1/1/2006	26,100,000	28,243,456	2.33

Total Equity Long/Short - Opportunistic		256,327,915	246,041,106	20.32

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	1/1/2006	61,300,000	60,837,177	5.03
Silver Point Capital Fund, L.P.	5/1/2007	27,000,000	24,018,448	1.98

Total Event Driven Credit		88,300,000	84,855,625	7.01

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2008

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds (continued)

Macro
Citadel Tactical Trading LLC	1/1/2008	$ 26,900,000	$ 33,847,277	2.80%
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	62,500,000	73,291,428	6.05
Discovery Global Opportunity Partners, L.P.	1/1/2008	38,000,000	27,804,081	2.30
Remington Investment Strategies, L.P.	3/1/2008	60,000,000	53,451,752	4.41

Total Macro		187,400,000	188,394,538	15.56

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	1/1/2006	6,846,153	5,622,196	0.46

Total Mortgage Arbitrage		6,846,153	5,622,196	0.46

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	378,095	106,720	0.01
Brevan Howard Multi-Strategy Fund, L.P.	4/1/2008	60,000,000	58,543,133	4.83
Citadel Derivatives Group Investors LLC	1/1/2008	6,300,000	11,494,856	0.95
Citadel Wellington LLC	8/1/2006	67,200,000	62,648,867	5.17
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	36,991,924	39,440,480	3.26
HBK Fund L.P.	1/1/2006	24,400,000	22,995,607	1.90
Magnetar Capital Fund, LP	1/1/2008	30,000,000	25,869,409	2.14
Millennium USA, L.P.	9/1/2008	65,000,000	61,321,489	5.06
OZ Europe Domestic Partners II, L.P.	4/1/2007	29,500,000	29,225,407	2.41
Perry Partners, L.P.	11/1/2006	38,000,000	37,903,599	3.13
Polygon Global Opportunities Fund LP	1/1/2006	13,726,894	12,171,540	1.01
QVT Associates LP	9/1/2006	54,000,000	53,311,847	4.40
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	25,308,408	19,086,042	1.58
TPG-Axon Partners, LP	10/1/2007	52,000,000	40,715,956	3.36

Total Multi-Strategy		502,805,321	474,834,952	39.21

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2008

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets

Investment Funds (continued)

Restructurings and Value
Amber Fund LP	7/1/2006	$ 980,366	$ 877,987	0.07%
Castlerigg Partners L.P.	5/1/2007	29,500,000	25,197,416	2.08
Icahn Partners LP (a)	1/1/2006	20,200,000	16,713,666	1.38
Oceanwood Global Opportunities Fund L.P.	7/1/2007	26,000,000	21,926,119	1.81
One East Partners, LP	8/1/2006	7,055,968	6,059,592	0.50
Owl Creek Overseas Fund, Ltd.	2/1/2008	34,000,000	29,988,908	2.48
OZ Asia Domestic Partners, L.P.	1/1/2006	148,583	154,666	0.01
Western Investment Activism Partners LLC	3/1/2007	19,986,553	17,090,943	1.41

Total Restructurings and Value		137,871,470	118,009,297	9.74

Total Investments in Investment Funds		$ 1,298,550,859	$ 1,232,644,916	101.79%

Short-Term Investments
SSgA U.S. Treasury Money Market Fund 0.02%		60,673,110	60,673,110	5.01

State Street Eurodollar Time Deposit 1.00% due 10/01/08		2,808,851	2,808,851	0.23

Total Short-Term Investments		63,481,961	63,481,961	5.24

Total Investments in Investment Funds and Short-Term Investments		$ 1,362,032,820	1,296,126,877	107.03

Liabilities in excess of Other Assets			(85,145,195)	(7.03)

Total Net Assets			$ 1,210,981,682	100.00%

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2008

Description	Swap Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)

Total Return Swaps
Reference Funds	BNP Paribas	8/26/2010
Distressed
Cerberus Partners, L.P.			$81,315,457	$(524,856)

Equity Long/Short - Opportunistic
Algebris Global Financials Fund L.P.			5,019,473	569,629
Karsch Capital II, LP			15,560,365	1,611,379
Seligman Tech Spectrum Fund LLC			22,085,679	794,004

Multi-Strategy
S.A.C. Multi-Strategy Fund, L.P.			40,055,392	(4,757,937)

Restructurings and Value
Icahn Partners LP			7,529,210	(933,054)

Fixed Amount (b)			25,413,662	-

			$196,979,238	$(3,240,835)

Detailed information about all of the Investment Funds’ portfolios is not available.

(a)	The Fund also holds interests in this Investment Fund, or in an Investment Fund managed by a related investment manager, indirectly through a swap agreement.
(b)	The Fixed Amount represents outstanding notional amounts in excess of the amounts invested by the swap counterparty in Reference Funds.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2008

Strategy Allocation	Percent of Net Assets

Multi-Strategy	42.12%
Equity Long/Short - Opportunistic	24.09
Macro	15.56
Restructurings and Value	10.29
Event Driven Credit	7.01
Equity Long/Short - High Hedge	6.93
Distressed	6.67
Short-Term Investments	5.24
CTA/Managed Futures	2.56
Fixed Amount	2.10
Mortgage Arbitrage	0.46

Total Investments in Investment Funds, Short-Term Investments and Total Return Swaps (notional value)	123.03%

Notes to Schedule of Investments

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective January 1, 2008, Alternative Investment Partners Absolute Return Fund (the “Fund”) adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$-	$-
Level 2 - Other Significant Observable Inputs	-	63,481,961
Level 3 - Significant Unobservable Inputs	1,232,644,916	(3,240,835)

Total	$1,232,644,916	$60,241,126

*	Other financial instruments include short-term investments and total return swaps.

Notes to Schedule of Investments (continued)

Fair Value of Financial Instruments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Investment Funds	Other Financial Instruments
Balance as of December 31, 2007	$846,500,068	$6,112,166
Net realized gain (loss)	(7,722,607)	(16,268,374)
Net change in unrealized appreciation/depreciation	(142,765,580)	(9,353,001)
Net purchases (sales)	536,633,035	16,268,374
Net transfers in or out of Level 3	-	-

Balance as of September 30, 2008	$1,232,644,916	$(3,240,835)

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(143,849,220)	$(10,115,062)

Portfolio Valuation

The Fund’s Board of Directors (the “Board”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received by, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Notes to Schedule of Investments (continued)

Portfolio Valuation (continued)

Short-term investments are valued at amortized cost, which approximates fair value.

Swaps are valued based on market values provided by dealers. Fair values represent contract-to-date unrealized appreciation and depreciation on the instruments. The unrealized appreciation/ depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

Item 2.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.  Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 25, 2008

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 25, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 25, 2008